Segment Reporting (Details Textual) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
China [Member]
Segment Reporting (Textual)
Long-lived assets	$ 56,808,223	$ 43,119,208
United States [Member]
Segment Reporting (Textual)
Long-lived assets	$ 3,136,106	$ 3,315,096